Acquisitions (Details 3) - USD ($)	Feb. 28, 2018	Oct. 27, 2017	Feb. 28, 2017
Common stock	$ 845,098		$ 526,060
Total Purchase Price	$ 67,500
Cityinformation B V [Member]
Common stock		$ 821,667
Total Purchase Price		$ 821,667